Subsequent Events	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 — SUBSEQUENT EVENTS

Vancouver, WA Franchisee Acquisition

Effective March 26, 2021, the Company’s wholly-owned subsidiary, Simplicity Vancouver, LLC, entered into an Asset Purchase Agreement with an existing franchisee to acquire the franchisee’s assets in exchange for 2,900 shares of the Company’s common stock. This transaction closed in the fourth quarter.

Fullerton, CA Franchisee Acquisition

Effective January 31, 2021, the Company’s wholly-owned subsidiary, Simplicity Fullerton, LLC, entered into an Asset Purchase Agreement with an existing franchisee to acquire the franchisee’s assets in exchange for 1,600 shares of the Company’s common stock. This transaction closed in the fourth quarter.

August 7, 2020 Self-Amortization Promissory Note

On March 10, 2021, the Company, entered into a securities purchase agreement (the “First Fire SPA”) dated as of March 10, 2021, with FirstFire Global Opportunities Fund, LLC, a Delaware limited liability company (the “Holder”), pursuant to which the Company issued a 12% promissory note with a maturity date of March 10, 2022, in the principal sum of $560,000. The Company received net proceeds of $130,606, net of OID of $56,000, net of origination fees of $8,394, and the repayment of principal and interest of $365,000 on the August 7, 2020 Note. In addition, the Company issued 3,394 shares of its common stock to the Holder as a commitment fee pursuant to the SPA. Pursuant to the terms of the Note, the Company agreed to pay to $560,000 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum (provided that the first twelve months of interest shall be guaranteed). The Note carries an OID of $56,000. Accordingly, on the Closing Date (as defined in the First Fire SPA), the Holder paid the purchase price of $504,000 in exchange for the Note. The Holder may convert the Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Note) at any time at a conversion price equal to $11.50 per share.

The Company may prepay the Note at any time prior to the date that an Event of Default (as defined in the Note) (each an “Event of Default”) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium). The Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Note or SPA.

The Company is required to make an interim payment to the Holder in the amount of $123,200, on or before September 10, 2021, towards the repayment of the balance of the Note.

Form S-8 Registration Statement

On March 18, 2021, the Company filed a registration statement on Form S-8 for the purpose of resale or reoffer thereof, of 18,125 shares of the Company’s common stock issued prior to the filing of such registration statement and held by the selling stockholder named therein in connection with such selling stockholder’s provision of services to the Company.

Employment Agreement

On March 25, 2021, the Board appointed Roman Franklin, the Company’s then-President and Chief Operating Officer and a member of the Board, as Chief Executive Officer of the Company. In connection with Mr. Franklin’s appointment, on March 25, 2021, the Company entered into an employment agreement, dated as of March 29, 2021 by and between the Company and Mr. Franklin (the “Franklin Employment Agreement”). Pursuant to the terms of the Franklin Employment Agreement, in exchange for Mr. Franklin’s services, the Company agreed to pay Mr. Franklin an annual base salary of $250,000. Mr. Franklin is also eligible to receive a quarterly bonus of up to $15,000 in the form of a cash bonus and/or equity grant of shares of the Company’s common stock. Mr. Franklin’s eligibility for any bonus and the amount thereof will be determined solely at the discretion of the Board of Directors.

On March 25, 2021, the Company appointed Mr. Lau as the Company’s Chief Financial Officer. In connection with Mr. Lau’s appointment, on March 23, 2021, the Company entered into an employment agreement, dated as of March 29, 2021 by and between the Company and Mr. Lau (the “Lau Employment Agreement”). Pursuant to the terms of the Lau Employment Agreement, in exchange for Mr. Lau’s services, the Company agreed to pay Mr. Lau an annual base salary of $140,000. In addition, Mr. Lau is entitled to receive compensation in the form of an equity grant of $5,000 in the Company’s common stock for each quarter during the term of the Lau Employment Agreement, which runs for a period ending one year after March 29, 2021 and automatically renews for successive one year terms unless either party gives 60 days’ advance written notice of its intention not to review the Lau Employment Agreement. Mr. Lau is also eligible to receive a quarterly bonus of up to $12,500 in the form of a cash bonus and/or equity grant of shares of the Company’s common stock. Mr. Lau’s eligibility for any bonus and the amount thereof will be determined solely at the discretion of the Board of Directors.

Stock Purchase Agreement with Tiger Trout

On March 31, 2021, the Company entered into a Stock Purchase Agreement (this “Agreement”) by and between the Company and Tiger Trout Capital Puerto Rico, LLC (“Tiger Trout”), pursuant to which the Company agreed to issue and sell to Tiger Trout an aggregate of 125,000 shares of the Company’s common stock at a purchase price of $12.00 per share, for a total purchase price of $1,500,000.

The Agreement provides that the sale will occur in two tranches, as follows:

●	The Company agreed to issue and sell to Tiger Trout on March 31, 2021 41,667 shares of Common Stock (the “First Tranche Shares”) at a purchase price of $12.00 per share, for a total purchase price of $500,004 (the “First Tranche Purchase Price”). The closing of the purchase and sale of the First Tranche Shares is referred to herein as the “First Closing”.

●	Subject to the satisfaction or waiver, by the party for whose benefit such conditions exist, of the conditions to the Second Closing (as hereinafter defined), at such time and pursuant to the terms and conditions in the Agreement, the Company agreed to issue and sell to Tiger Trout 83,333 shares of Common Stock (the “Second Tranche Shares” and together with the First Tranche Shares, the “Shares”) at a purchase price of $12.00 per share, for a total purchase price of $999,996 (the “Second Tranche Purchase Price” and together with the First Tranche Purchase Price, the “Purchase Price”). The closing of the purchase and sale of the Second Tranche Shares is referred to herein as the “Second Closing”.

In the Agreement, the Company agreed that, following the First Closing, the Company will utilize its commercially reasonable efforts to file a resale registration statement (the “Registration Statement”) pursuant to the Securities Act with the SEC for the resale of the Shares, and will use its commercially reasonable efforts to have such registration statement declared effective by the Commission within 30 calendar days, but not more than 90 calendar days after March 31, 2021.

The Company also agreed to, among other things, (i) make and keep adequate current public information available, as those terms are understood and defined in Rule 144 promulgated under the Securities Act, and (ii) file with the SEC in a timely manner all reports and other documents required of the Company under the Securities Act and the Exchange Act so long as the Company remains subject to such requirements and the filing of such reports and other documents as required for the applicable provisions of Rule 144.

The obligations of Tiger Trout to consummate the Second Closing is subject to certain conditions, including, but not limited to: (i) the Registration Statement shall have become effective, and (ii) from March 31, 2021 to the date of the Second Closing, trading in the shares of Common Stock shall not have been suspended by the Commission of the Company’s principal Trading Market (as defined in the Agreement), and, at any time prior to the date of the Second Closing, trading in securities generally as reported by Bloomberg L.P. shall not have been suspended or limited, or minimum prices shall not have been established on securities whose trades are reported by such services, or on any Trading Market, nor shall a banking moratorium have been declared either by the United States or New York State authorities nor shall there have occurred any material outbreak or escalation of hostilities or other national or international calamity of such magnitude in its effect on, or any material adverse change in, any financial market which, in each case, in the reasonable judgment of Tiger Trout, makes it impracticable or inadvisable to purchase the Second Tranche Shares at the Second Closing.

On April 28, 2021, the Company filed a registration statement on Form S-1 with File No. 333-255584, to register up to 125,000 (1,000,000 pre-reverse split) shares of the Company’s common stock by Tiger Trout pursuant to the Agreement, and the Form S-1 was declared effective by the SEC on May 10, 2021.

The Agreement contains customary representations and warranties of the Company and the Purchaser and other customary covenants and agreements. The Agreement may be terminated by either the Company or Tiger Trout if the Second Closing has not occurred by the date that is 90 calendar days after March 31, 2021.

FMW Media Works

Effective April 1, 2021, in connection with compensation for services to be rendered, the Company issued 12,500 (100,000 pre-reverse split) shares of common stock to FMW Media Works.

Maxim Note Payable

On April 14, 2021, the Company and Maxim entered into the third amendment to the Series A-2 Note with Maxim pursuant to which the Company and Maxim agreed to the following:

(i)	The maturity date of the Series A-2 Note is extended to October 15, 2021.

(ii)	The principal balance of the Series A-2 Note is increased by $50,000 as of April 14, 2021.

(iii)	The Series A-2 Note was not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before April 30, 2021, and accordingly, the principal balance of the Series A-2 Note increased by an additional $50,000.

(iv)	The Series A-2 Note was not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before May 15, 2021, and accordingly, the principal balance of the Series A-2 Note increased by an additional $50,000.

(v)	If the Series A-2 Note is not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before July 15, 2021, the principal balance of the Series A-2 Note will increase by an additional $100,000.

(vi)	If the Series A-2 Note is not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before September 15, 2021, the principal balance of the Series A-2 Note will increase by an additional $100,000, representing a total cumulative increase in the principal balance of $350,000 if the Series A-2 Note is not repaid in its entirety on or before September 15, 2021.

(vii)	The Company will, within five business days after the Company’s receipt of the Second Tranche Purchase Price of $999,996, pay $500,000 to Maxim, which will reduce the principal owed under the Series A-2 Note by $500,000.

While any portion of the Series A-2 Note is outstanding, if the Company receives cash proceeds from public offerings or private placements of the Company’s common stock to investors (except with respect to proceeds from officers and directors of the Company), the Company will, within five business days of the Company’s receipt of such proceeds, inform Maxim or such receipt, following which Maxim will have the right in its sole discretion to require the Company to immediately apply up to 25% of such proceeds received by the Company to repay the outstanding amounts owed under the Series A-2 Note. The parties understand that (a) each dollar applied toward repayment pursuant to this clause (viii) will reduce the balance owed under the Series A-2 Note by one dollar, and (b) this clause (viii) will not apply to the Tiger Trout transaction

NOTE 13 — SUBSEQUENT EVENTS

Self-Amortization Promissory Note

On June 18, 2020 (the “Issue Date”), Simplicity Esports and Gaming Company, a Delaware corporation (the “Company”), entered into a securities purchase agreement (the “SPA”) with an accredited investor (the “Holder”), pursuant to which the Company issued a 12% self-amortization promissory note (the “Amortization Note”) with a maturity date of June 18, 2021 (the “Maturity Date”), in the principal sum of $550,000. Pursuant to the terms of the Amortization Note, the Company agreed to pay to $550,000 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum. The Amortization Note carries an original issue discount (“OID”) of $55,000. Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $495,000 in exchange for the Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 55,000 shares of the Company’s common stock to the Holder as additional consideration.

The Company may prepay the Amortization Note at any time prior to the date that an Event of Default (as defined in the Amortization Note) (each an “Event of Default”) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium). The Amortization Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Amortization Note or SPA.

On various dates subsequent to May 31, 2020, Jed Kaplan our Chief Executive Officer and Interim Chief Financial Officer funded $25,272 pursuant to the Kaplan Promissory Note. With the contributions subsequent to May 31, 2020, the principal balances outstanding and due Mr. Kaplan amount to $90,000 (Note 8). The promissory note was subsequently converted into 20% of the common equity of Simplicity One Brasil, LTD by SEGC and Mr. Kaplan.

On April 10, 2020, the Company filed a Registration Statement on Form S-1 relating to the Company’s offering of units. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock. On July 2, 2020, the Company filed Amendment No. 1 to its Registration Statement on Form S-1. The registration statement is not yet effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of these securities in any state or jurisdiction in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

On June 23, 2020, the Company’s stockholders approved an amendment to the Company’s Third Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”), to effect a reverse stock split of the Company’s outstanding shares of common stock, at a ratio of no less than 1-for-2 and no more than 1-for-10, with such ratio to be determined by the sole discretion of the Board of Directors, with any fractional shares being rounded up to the next higher whole shares (the “Reverse Split”). The Board will implement the Reverse Split only upon a determination that the Reverse Split is in the best interests of the stockholders at that time. The Board will then select the ratio for the Reverse Split within the range approved by stockholders that the Board determines to be advisable and in the best interests of the stockholders, considering relevant market conditions at the time the Reverse Split is to be implemented. The Reverse Split may be delayed or abandoned without further action by the stockholders at any time prior to effectiveness of the Certificate of Amendment with the Delaware Secretary of State, notwithstanding stockholder adoption and approval of the Reverse Split amendment, if the Board, in its sole discretion, determines that it is in the best interests of the Company and its stockholders to delay or abandon the Reverse Split. If the Certificate of Amendment implementing the Reverse Split has not been filed with the Delaware Secretary of State on or before the date of the 2021 annual meeting of stockholders, the Board will be deemed to have abandoned the Reverse Split.

The board and shareholders of the Company approved the Simplicity Esports and Gaming Company 2020 Omnibus Incentive Plan (the “2020 Plan”) on April 22, 2020 and June 23, 2020, respectively. Under the 2020 Plan, 1,000,000 shares of common stock are authorized for issuance to employees, directors and independent contractors (except those performing services in connection with the offer or sale of the Company’s securities in a capital raising transaction, or promoting or maintaining a market for the Company’s securities) of the Company or its subsidiaries. The 2020 Plan authorizes equity-based and cash-based incentives for participants. There were 1,000,000 shares available for award at May 31, 2020 under the 2020 Plan.

On June 29, 2020, the Company acquired the assets of one of its top performing franchisee owned esports gaming centers on Fort Bliss U.S. Military base in El Paso, TX. Simplicity El Paso, LLC was created by SEGC and purchased the assets of the franchisee location for 150,000 shares of restricted Company common stock and $150,000 in cash.

On July 2, 2020, the Company repaid $152,500 and $15,000 in accrued interest in full satisfaction of the 10% Convertible Promissory Harbor Gates Note (Note 8).

On July 29, 2020, the Board of Directors of the Company approved the issuance of 757,000 shares of the Common Stock of the Company and $150,000 in cash as compensation for the year ended May 31, 2020. The shares were granted to Jed Kaplan the Company’s Chief Executive Officer and Interim Chief Financial Officer, Roman Franklin the Company’s President, the members of the Company’s Board of Directors as well as an employee of the Company (Note 8).

On July 29, 2020, The Company entered into employment agreements with Jed Kaplan the Company’s Chief Executive Officer and Interim Chief Financial Officer and Roman Franklin the Company’s President, the members of the Company’s Board of Directors as well as an employee of the Company (Note 8).

Self-Amortization Promissory Note

On August 7, 2020 (the “Issue Date”), the Company, entered into a securities purchase agreement (the “SPA”) with FirstFire Global Opportunities Fund, LLC, an accredited investor (the “Holder”), pursuant to which the Company issued a 12% self-amortization promissory note (the “Amortization Note”) with a maturity date of August 7, 2021 (the “Maturity Date”), in the principal sum of $333,333. Pursuant to the terms of the Amortization Note, the Company agreed to pay to $333,333 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum. The Amortization Note carries an original issue discount (“OID”) of $33,333. Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $300,000 in exchange for the Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 33,333 shares of the Company’s common stock to the Holder as additional consideration.

Amendment of Certificate of Incorporation

On August 17, 2020, the Company amended its certificate of incorporation to increase the total number of authorized shares of the Company’s common stock from 20,000,000 to 36,000,000.